Deferred Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Deferred Tax Assets (Liabilities)

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Deferred tax assets	1,943	1,580
Deferred tax liabilities	(1,507)	(129)

	436	1,451

Summary of Major Deferred Tax Liabilities and Assets Recognized by the Group

Following are the major deferred tax liabilities and assets recognized by the
Group:

Deferred tax asset (net)	Provisions	Accelerated tax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2020	602	(25)	—	384	961
Credit (charge) to profit or loss (Note 26)	538	70	—	(51)	557
Overprovision in prior years (Note 26)	(67)	—	—	—	(67)
Currency alignment	5	(11)	—	6	—

At December 31, 2020	1,078	34	—	339	1,451
Credit (charge) to profit or loss (Note 26)	46	(158)	(1,402)	—	(1,514)
Under (Over) provision in prior years (Note 26)	707	(109)	—	—	598
Currency alignment	(81)	(40)	—	22	(99)

At December 31, 2021	1,750	(273)	(1,402)	361	436